Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Abstract]
Patents	$ 51,498	$ 52,944
Less: accumulated amortization	(7,725)	(2,647)
Intangible assets, net	$ 43,773	$ 50,297